Loans and Allowance for Loan Losses, Allowance for Loans Losses and Recorded Investment in Loans by Portfolio Segment Based on Impairment Method (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Ending allowance balance attributable to loans [Abstract]
Individually evaluated for impairment	$ 0	$ 807
Collectively evaluated for impairment	7,160	5,465
Total ending allowance balance	7,160	6,272	$ 6,728	$ 7,499
Loans [Abstract]
Loans individually evaluated for impairment	11,026	17,135
Loans collectively evaluated for impairment	837,638	755,639
Total ending loans balance	848,664	772,774
Residential Real Estate [Member]
Ending allowance balance attributable to loans [Abstract]
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	1,480	1,250
Total ending allowance balance	1,480	1,250	1,583	1,470
Loans [Abstract]
Loans individually evaluated for impairment	411	438
Loans collectively evaluated for impairment	305,067	309,815
Total ending loans balance	305,478	310,253
Commercial Real Estate [Member]
Ending allowance balance attributable to loans [Abstract]
Individually evaluated for impairment	0	385
Collectively evaluated for impairment	2,431	1,543
Total ending allowance balance	2,431	1,928	2,186	2,978
Loans [Abstract]
Loans individually evaluated for impairment	5,845	11,300
Loans collectively evaluated for impairment	247,604	210,836
Total ending loans balance	253,449	222,136
Commercial and Industrial [Member]
Ending allowance balance attributable to loans [Abstract]
Individually evaluated for impairment	0	303
Collectively evaluated for impairment	1,776	1,144
Total ending allowance balance	1,776	1,447	1,063	1,024
Loans [Abstract]
Loans individually evaluated for impairment	4,686	4,910
Loans collectively evaluated for impairment	153,006	95,113
Total ending loans balance	157,692	100,023
Consumer [Member]
Ending allowance balance attributable to loans [Abstract]
Individually evaluated for impairment	0	119
Collectively evaluated for impairment	1,473	1,528
Total ending allowance balance	1,473	1,647	$ 1,896	$ 2,027
Loans [Abstract]
Loans individually evaluated for impairment	84	487
Loans collectively evaluated for impairment	131,961	139,875
Total ending loans balance	$ 132,045	$ 140,362